POLEN GROWTH FUND

Portfolio of Investments

July 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.6%
Biotechnology — 3.6%
Regeneron Pharmaceuticals, Inc.* . .	451,499	$285,378,973

Credit Services — 14.6%
Mastercard, Inc., Class A . .	1,244,039	383,823,353
PayPal Holdings, Inc.* . . . .	2,036,683	399,332,436
Visa, Inc., Class A . . . . . . .	2,032,131	386,917,742

		1,170,073,531

Discount Stores — 3.1%
Dollar General Corp. . . . . .	1,315,321	250,437,118

Drug Manufacturers - Specialty & Generic — 4.7%
Zoetis, Inc . . . . . . . . . . . .	2,498,339	378,948,060

Financial Data & Stock Exchanges — 2.0%
MSCI, Inc. . . . . . . . . . . . . .	424,728	159,689,233

Footwear & Accessories — 1.9%
NIKE, Inc., Class B . . . . . .	1,525,839	148,937,145

Healthcare Plans — 2.1%
UnitedHealth Group, Inc. . .	560,391	169,675,187

Information Technology Services — 6.7%
Accenture PLC, Class A. . .	1,603,867	360,517,224
Gartner, Inc.* . . . . . . . . . . .	1,398,514	174,310,785

		534,828,009

Internet Content & Information — 17.5%
Alphabet, Inc., Class A* . . .	113,687	169,160,572
Alphabet, Inc., Class C* . . .	361,541	536,150,841
Facebook, Inc., Class A* . .	2,737,651	694,459,929

		1,399,771,342

Medical Devices — 8.2%
Abbott Laboratories . . . . . .	4,472,260	450,088,246

	Number of Shares	Value
COMMON STOCKS — (Continued)
Medical Devices — (Continued)
Align Technology, Inc.* . . . .	714,496	$209,933,215

		660,021,461

Restaurants — 2.9%
Starbucks Corp . . . . . . . .	3,007,571	230,169,409

Software Application — 12.5%
Autodesk, Inc.* . . . . . . . . .	1,390,039	328,646,921
salesforce.com, Inc.* . . . . .	1,610,733	313,851,325
ServiceNow, Inc.*. . . . . . . .	826,571	363,029,983

		1,005,528,229

Software Infrastructure — 17.7%
Adobe, Inc.*. . . . . . . . . . . .	1,288,256	572,397,906
Microsoft Corp. . . . . . . . . .	4,126,579	845,989,961

		1,418,387,867

Staffing & Employment Services — 0.1%
Automatic Data Processing, Inc. . . . . . . .	92,553	12,301,219

TOTAL COMMON STOCKS (Cost $5,138,783,869).		7,824,146,783

TOTAL INVESTMENTS - 97.6% (Cost $5,138,783,869) . .		7,824,146,783
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4% . . .		190,100,239

NET ASSETS - 100.0% . . .		$8,014,247,022

* Non-income producing.

PLC Public Limited Corporation

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

July 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.3%
Australia — 2.5%
CSL, Ltd . . . . . . . . . . . . .	52,587	$10,228,300

China — 11.3%
Alibaba Group Holding, Ltd., SP ADR* . . . . .	95,672	24,015,585
Tencent Holdings, Ltd. . . . .	329,420	22,597,624

		46,613,209

Denmark — 1.5%
Coloplast A/S, Class B . . . .	34,851	5,948,971

France — 2.7%
EssilorLuxottica SA*. . . . . .	27,247	3,629,174
LVMH Moet Hennessy Louis Vuitton SE. . . .	17,104	7,437,580

		11,066,754

Germany — 10.1%
adidas AG* . . . . . . . . . . . .	36,112	9,958,894
SAP SE. . . . . . . . . . . . . . .	137,488	21,703,001
Siemens Healthineers AG .	193,240	10,060,387

		41,722,282

Ireland — 3.7%
Accenture PLC, Class A. . .	68,426	15,380,796

Spain — 1.7%
Industria De Diseno Textil SA. . . . . . . . . . .	268,002	7,101,508

Switzerland — 3.9%
Nestle SA, Registered Shares. . . . . . . . . .	133,681	15,897,580

United States — 56.9%
Abbott Laboratories . . . . . .	164,730	16,578,427
Adobe, Inc.*. . . . . . . . . . . .	55,756	24,773,506

	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
Align Technology, Inc.* . . . .	29,775	$8,748,490
Alphabet, Inc., Class C* . . .	15,842	23,493,052
Autodesk, Inc.* . . . . . . . . .	70,323	16,626,467
Automatic Data Processing, Inc. . . . . . . .	69,697	9,263,428
Facebook, Inc., Class A* . .	75,398	19,126,211
Mastercard, Inc., Class A . .	59,557	18,375,121
Microsoft Corp. . . . . . . . . .	166,635	34,161,841
NIKE, Inc., Class B . . . . . .	88,703	8,658,300
Oracle Corp. . . . . . . . . . . .	110,241	6,112,864
PayPal Holdings, Inc.* . . . .	58,285	11,427,940
Starbucks Corp . . . . . . . .	101,371	7,757,923
Visa, Inc., Class A . . . . . . .	87,429	16,646,482
Zoetis, Inc . . . . . . . . . . . .	81,101	12,301,400

		234,051,452

TOTAL COMMON STOCKS (Cost $310,981,087) . .		388,010,852

TOTAL INVESTMENTS - 94.3% (Cost $310,981,087). . . .		388,010,852
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.7% . . .		23,375,574

NET ASSETS - 100.0% . . .		$411,386,426

* Non-income producing.

PLC Public Limited Corporation
SP ADR Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL GROWTH FUND

Portfolio of Investments

July 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.4%
Australia — 4.7%
CSL, Ltd . . . . . . . . . . . . .	65,972	$12,831,716

China — 21.1%
Alibaba Group Holding, Ltd., SP ADR* . . . .	88,755	22,279,280
New Oriental Education & Technology Group, Inc., SP ADR* . . . . . . . . . . . .	88,755	12,443,451
Tencent Holdings, Ltd. . . . .	335,950	23,045,571

		57,768,302

Denmark — 1.6%
Coloplast A/S, Class B . . . .	25,941	4,428,058

France — 5.6%
Dassault Systemes SE. . . .	48,203	8,777,478
LVMH Moet Hennessy Louis Vuitton SE. . .	15,217	6,617,028

		15,394,506

Germany — 15.0%
adidas AG* . . . . . . . . . . . .	41,158	11,350,470
SAP SE. . . . . . . . . . . . . . .	112,857	17,814,904
Siemens Healthineers AG .	228,872	11,915,446

		41,080,820

Ireland — 22.1%
Accenture PLC, Class A. . .	67,818	15,244,130
Experian PLC . . . . . . . . . .	379,109	13,242,356
ICON PLC* . . . . . . . . . . . .	103,032	19,108,315
Medtronic PLC. . . . . . . . . .	134,404	12,967,298

		60,562,099

Israel — 2.6%
Check Point Software Technologies, Ltd.* .	56,378	7,066,982

Mexico — 1.5%
Wal-Mart de Mexico SAB de CV . . . . . . . .	1,771,062	4,168,422

	Number of Shares	Value
COMMON STOCKS — (Continued)
Spain — 3.8%
Amadeus IT Group SA. . . .	69,045	$3,447,790
Industria De Diseno Textil SA. . . . . . . . . . .	260,537	6,903,700

		10,351,490

Switzerland — 2.9%
Nestle SA, Registered Shares. . . . . . . . . .	65,264	7,761,310

United Kingdom — 12.0%
Bunzl PLC. . . . . . . . . . . . .	334,068	9,569,751
RELX PLC. . . . . . . . . . . . .	213,602	4,526,521
Sage Group PLC (The) . . .	993,940	9,432,393
Unilever PLC . . . . . . . . . . .	155,952	9,286,189

		32,814,854

United States — 2.5%
Aon PLC, Class A . . . . . . .	33,581	6,891,493

TOTAL COMMON STOCKS (Cost $222,140,029) . .		261,120,052

TOTAL INVESTMENTS - 95.4% (Cost $222,140,029). . . .		261,120,052
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6% . . .		12,639,666

NET ASSETS - 100.0% . . .		$273,759,718

* Non-income producing.

PLC Public Limited Corporation
SP ADR Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Portfolio of Investments

July 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.3%
Building Products & Equipment — 3.6%
Trex Co., Inc.* . . . . . . . . . .	15,357	$2,139,691

Capital Markets — 2.9%
Houlihan Lokey, Inc. . . . . . .	31,120	1,705,376

Consulting Services — 4.9%
Exponent, Inc. . . . . . . . . . .	34,355	2,887,881

Diagnostics & Research — 3.4%
Medpace Holdings, Inc.* . .	17,041	2,033,843

Home Improvement Retail — 4.1%
Floor & Decor Holdings,
Inc., Class A* . . . . . . . . .	37,457	2,468,416

Household & Personal Products — 3.2%
Helen of Troy Ltd.*. . . . . . .	9,969	1,876,664

Information Technology Services — 2.5%
EPAM Systems, Inc.* . . . . .	5,124	1,486,370

Internet Retail — 7.5%
Etsy, Inc.* . . . . . . . . . . . . .	23,175	2,743,456
Revolve Group, Inc.* . . . . .	106,174	1,738,068

		4,481,524

Leisure — 6.2%
Pool Corp. . . . . . . . . . . . . .	5,258	1,665,209
YETI Holdings, Inc.*. . . . . .	41,366	2,022,384

		3,687,593

Medical Care Facilities — 2.9%
AMN Healthcare Services, Inc.*. . . . . .	30,859	1,695,393

	Number of Shares	Value
COMMON STOCKS — (Continued)
Medical Instruments & Supplies — 5.4%
LeMaitre Vascular, Inc. . . . .	56,318	$1,651,807
Masimo Corp.*. . . . . . . . . .	7,071	1,556,469

		3,208,276

Mortgage Finance — 2.5%
LendingTree, Inc.* . . . . . . .	4,312	1,493,202

Recreational Vehicles — 4.6%
Fox Factory Holding Corp.*.	31,053	2,763,717

Restaurants — 7.1%
Texas Roadhouse, Inc . . .	20,140	1,131,667
Wingstop, Inc. . . . . . . . . . .	19,871	3,104,844

		4,236,511

Software Application — 21.3%
Alarm.com Holdings, Inc.* .	34,893	2,443,906
Appfolio, Inc., Class A*. . . .	19,603	2,729,130
Blackbaud, Inc. . . . . . . . . .	26,614	1,664,440
Envestnet, Inc.* . . . . . . . . .	18,796	1,526,235
Globant SA* . . . . . . . . . . .	16,308	2,820,306
Paylocity Holding Corp.*. . .	11,179	1,489,043

		12,673,060

Software Infrastructure — 10.0%
Altair Engineering, Inc., Class A*. . . . . .	32,338	1,303,221
Blackline, Inc.*. . . . . . . . . .	20,611	1,832,524
Euronet Worldwide, Inc.* . .	13,206	1,269,625
Qualys, Inc.* . . . . . . . . . . .	12,602	1,556,095

		5,961,465

Specialty Chemicals — 3.7%
WD-40 Co. . . . . . . . . . . . .	11,186	2,198,608

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio of Investments

July 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Specialty Retail — 1.5%
Five Below, Inc.* . . . . . . . .	8,221	$895,349

TOTAL COMMON STOCKS (Cost $45,051,807) . . .		57,892,939

TOTAL INVESTMENTS - 97.3% (Cost $45,051,807). . . . .		57,892,939
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7% . . .		1,636,064

NET ASSETS - 100.0% . . .		$59,529,003

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Portfolio of Investments

July 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.5%
Argentina — 4.0%
Globant SA* . . . . . . . . . . .	2,862	$494,954

Australia — 9.9%
Cochlear, Ltd. . . . . . . . . . .	2,670	364,358
Computershare, Ltd. . . . . .	43,162	413,096
Technology One, Ltd. . . . . .	74,802	448,886

		1,226,340

Brazil — 1.2%
M. Dias Branco SA . . . . . .	19,700	147,583

Canada — 16.3%
Altus Group, Ltd. . . . . . . . .	11,048	351,867
CAE, Inc . . . . . . . . . . . . .	22,157	330,672
Kinaxis, Inc.* . . . . . . . . . . .	3,490	529,968
Morneau Shepell, Inc. . . . .	18,890	438,315
TMX Group, Ltd. . . . . . . . .	3,479	355,627

		2,006,449

Denmark — 7.4%
Netcompany Group A/S* . .	9,110	658,483
SimCorp A/S . . . . . . . . . . .	2,129	248,593

		907,076

Germany — 13.0%
CompuGroup Medical SE & Co. KgaA . . . .	8,865	773,794
CTS Eventim AG & Co. KGaA* . . . . . . . . .	10,910	433,079
Scout24 AG. . . . . . . . . . . .	4,598	395,234

		1,602,107

Italy — 3.2%
Amplifon SpA* . . . . . . . . . .	11,467	392,561

Japan — 7.3%
Benefit One, Inc. . . . . . . . .	14,800	324,599
Kakaku.com, Inc. . . . . . . . .	23,800	574,626

		899,225

	Number of Shares	Value
COMMON STOCKS — (Continued)
Jersey — 3.2%
Sanne Group PLC . . . . . . .	48,425	$399,297

Mexico — 3.7%
Bolsa Mexicana de Valores SAB de CV. . .	223,558	453,746

South Korea — 4.0%
Douzone Bizon Co. Ltd. . . .	2,705	238,503
Koh Young Technology, Inc. . . . . . . . . . . .	3,115	257,121

		495,624

Sweden — 4.4%
Thule Group AB (The) . . . .	11,325	336,875
Vitrolife AB* . . . . . . . . . . . .	8,680	210,591

		547,466

Switzerland — 5.0%
Tecan Group AG . . . . . . . .	1,481	621,123

Taiwan — 1.4%
Poya International Co., Ltd. . . . . . . . . .	8,000	167,989

United Kingdom — 12.5%
Auto Trader Group PLC . . .	44,200	308,761
GB Group PLC* . . . . . . . . .	41,468	359,441
HomeServe PLC . . . . . . . .	37,874	655,673
Rightmove PLC . . . . . . . . .	30,380	219,248

		1,543,123

TOTAL COMMON STOCKS (Cost $10,064,806) . . .		11,904,663

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Portfolio of Investments (Concluded)

July 31, 2020

(Unaudited)

Value
TOTAL INVESTMENTS - 96.5% (Cost $10,064,806). . . . .	$11,904,663
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5% . .	437,685

NET ASSETS - 100.0% . . .	$12,342,348

* Non-income producing.

PLC Public Limited Corporation

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2020

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund and Polen International Small Company Growth Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1—	quoted prices in active markets for identical securities;

• Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of July 31, 2020, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 07/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Investments in Securities*	$7,824,146,783	$7,824,146,783	$—	$—

Polen Global Growth Fund
Australia	$10,228,300	$—	$10,228,300	$—
China	46,613,209	24,015,585	22,597,624	—
Denmark	5,948,971	—	5,948,971	—
France	11,066,754	—	11,066,754	—
Germany	41,722,282	—	41,722,282	—
Ireland	15,380,796	15,380,796	—	—
Spain	7,101,508	—	7,101,508	—
Switzerland	15,897,580	—	15,897,580	—
United States	234,051,452	234,051,452	—	—

Total	$388,010,852	$273,447,833	$114,563,019	$—

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

Funds	Total Value at 07/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen International Growth Fund
Australia	$12,831,716	$—	$12,831,716	$—
China	57,768,302	34,722,731	23,045,571	—
Denmark	4,428,058	—	4,428,058	—
France	15,394,506	—	15,394,506	—
Germany	41,080,820	—	41,080,820	—
Ireland	60,562,099	47,319,743	13,242,356	—
Israel	7,066,982	7,066,982	—	—
Mexico	4,168,422	4,168,422	—	—
Spain	10,351,490	—	10,351,490	—
Switzerland	7,761,310	—	7,761,310	—
United Kingdom	32,814,854	4,526,521	28,288,333	—
United States	6,891,493	6,891,493	—	—

Total	$261,120,052	$104,695,892	$156,424,160	$—

Polen U.S. Small Company Growth Fund
Investments in Securities*	$57,892,939	$57,892,939	$—	$—

Polen International Small Company Growth Fund
Argentina	$494,954	$494,954	$—	$—
Australia	1,226,340	—	1,226,340	—
Brazil	147,583	147,583	—	—
Canada	2,006,449	2,006,449	—	—
Denmark	907,076	—	907,076	—
Germany	1,602,107	773,794	828,313	—
Italy	392,561	—	392,561	—
Japan	899,225	—	899,225	—
Jersey	399,297	—	399,297	—
Mexico	453,746	453,746	—	—
South Korea	495,624	—	495,624	—
Sweden	547,466	—	547,466	—

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

Funds	Total Value at 07/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Switzerland	$621,123	$—	$621,123	$—
Taiwan	167,989	—	167,989	—
United Kingdom	1,543,123	—	1,543,123	—
Total	$11,904,663	$3,876,526	$8,028,137	$—

* Please refer to the Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

B. Federal Tax Cost

As of July 31, 2020, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	Federal Tax Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Polen Growth Fund	$5,138,783,869	$2,685,362,914	$—	$2,685,362,914
Polen Global Growth Fund	310,981,087	78,642,557	(1,612,792)	77,029,765
Polen International Growth Fund	222,140,029	40,082,964	(1,102,941)	38,980,023
Polen U.S. Small Company Growth Fund	45,051,807	13,517,111	(675,979)	12,841,132
Polen International Small Company Growth Fund	10,064,806	2,200,318	(360,461)	1,839,857

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.